DERIVATIVE LIABILITY (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Derivative Instruments and Hedging Activities Disclosure [Abstract]
SCHEDULE OF DERIVATIVE LIABILITY

The derivative liability at June 30, 2022 and December 31, 2021 consisted of:

	June 30, 2022 (Unaudited)	December 31, 2021
Convertible Promissory Note payable to Labrys Fund Ltd. Please see NOTE H – CONVERTIBLE NOTES PAYABLE for further information.	$-	$17,987
Convertible Promissory Note payable to Quick Capital, LLC. Please see NOTE H – CONVERTIBLE NOTES PAYABLE for further information.	365,276	636,989
Convertible Promissory Note payable to BHP Capital NY Inc. Please see NOTE H – CONVERTIBLE NOTES PAYABLE for further information.	393,275	718,235

Total	$758,551	$1,373,211

The derivative liability at December 31, 2021 and December 31, 2020 consisted of:

	December 31, 2021	December 31, 2020
Convertible Promissory Note payable to GPL Ventures, LLC. Please see NOTE H – CONVERTIBLE NOTES PAYABLE for further information.	$-	$43,444
Convertible Promissory Note payable to Labrys Fund Ltd. Please see NOTE H – CONVERTIBLE NOTES PAYABLE for further information.	17,987	-
Convertible Promissory Note payable to Quick Capital, LLC. Please see NOTE H – CONVERTIBLE NOTES PAYABLE for further information.	636,989	-
Convertible Promissory Note payable to BHP Capital NY Inc. Please see NOTE H – CONVERTIBLE NOTES PAYABLE for further information.	718,235	-

Total	$1,373,211	$43,444